Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepayments and Other Receivables [Abstract]
Prepaid insurance	$ 61,571	$ 27,438
Prepaid Nasdaq fee		630,000
Performance fee receivables		3,936,122
Receivable from broker	19,587,461
Management fee receivable	100,000
Interest receivables	5,539
Others	59,885	20,395
Total	19,814,456	4,613,955
Allowance for expected credit loss			$ (2,076)
Prepayments and other receivables after allowance for expected credit loss	$ 19,814,456	$ 4,613,955